Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	At September 30, 2023	At December 31, 2022
Fixed Rate Secured:
2.75% Senior Notes due June 1, 2024	$500	$500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	450
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
5.50% Senior Notes, Series C, due May 1, 2026	200	—
4.30% Senior Notes due May 15, 2028	600	—
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
2.75% Senior Notes due May 15, 2030	700	700
5.34% Senior Notes, Series D, due May 1, 2031	100	—
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	400
4.55% Senior Notes due September 15, 2032	700	700
7.25% Senior Notes due January 15, 2033	323	323
5.45% Senior Notes, Series E, due May 1, 2036	100	—
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes due June 1, 2049	500	500
3.10% Senior Notes due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	400
4.95% Senior Notes due September 15, 2052	900	500
5.35% Senior Notes due October 1, 2052	300	300

Fixed rate secured long-term debt	12,645	11,245
Variable Rate Secured:
AR Facility due April 28, 2026	500	—

Variable Rate Unsecured:
Term loan credit agreement due August 30, 2023	—	100

Total long-term debt	13,145	11,345
Unamortized discount, premium and debt issuance costs	(145)	(117)
Less amount due currently	(500)	(100)

Long-term debt, less amounts due currently	$12,500	$11,128

At December 31, 2022 and 2021, our long-term debt consisted of the following:

	At December 31,
	2022	2021
Fixed Rate Secured:
4.10% Senior Notes, due June 1, 2022	$—	$400
7.00% Debentures due September 1, 2022	—	482
2.75% Senior Notes due June 1, 2024	500	500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	450
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
2.75% Senior Notes due May 15, 2030	700	700
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	—
4.55% Senior Notes due September 15, 2032	700	—
7.25% Senior Notes due January 15, 2033	323	323
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	500
3.10% Senior Notes, due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	—
4.95% Senior Notes due September 15, 2052	500	—
5.35% Senior Notes due October 1, 2052	300	300

Fixed rate secured long-term debt	11,245	10,127
Variable Rate Unsecured:
Term loan credit agreement due August 30, 2023	100	—

Variable rate unsecured long-term debt	100	—

Total long-term debt	11,345	10,127

Unamortized discount and debt issuance costs	(117)	(95)
Less amount due currently	(100)	(882)

Long-term debt, less amounts due currently	$11,128	$9,150

Schedule Of Long-Term Debt Maturity	Long-term debt maturities at December 31, 2022, are as follows:

Years	Amounts
2023	$100
2024	500
2025	974
2026	38
2027	—
Thereafter	9,733

Total	$11,345